Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31,
	2016	2017

Accounts receivable-margin clients	$7,556,557	$8,010,846
Less: Allowance for doubtful accounts	-	-
Accounts receivable- margin clients, net	$7,556,557	$8,010,846
Accounts receivable-others	14,414,318	8,981,187
Less: Allowance for doubtful accounts	(3,371)	(3,579)
Accounts receivable-others, net	$14,410,947	$8,977,608